Fixed assets (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 87,220	€ 78,837
Capitalized borrowing costs	81
Italy [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 44,986	48,555
Useful lives	20 years
Spain [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 24,753	€ 15,214
Useful lives	25 years
Italy and Spain [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses	€ 4,396
Netherlands [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses	€ 1,081
Useful lives	12 years
Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 98,289
Biogas Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 18,656